SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net income/(loss)	¥ 1,032,984	$ 162,098	¥ (692,748)	¥ 1,155,611
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	(3,193)	(501)	(8,293)	1,626
Unrealized gain /(loss) on available-for-sale investments	(2,362)	(371)	3,546	3,839
Comprehensive income/(loss)	1,027,429	161,226	(697,495)	1,161,076
Other comprehensive (loss)/income, tax	0		0	0
Reportable Legal Entities | Parent Company
SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net income/(loss)	1,032,984	162,098	(692,748)	1,155,611
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	(3,193)	(501)	(8,293)	1,626
Unrealized gain /(loss) on available-for-sale investments	(2,362)	(371)	3,546	3,839
Comprehensive income/(loss)	1,027,429	$ 161,226	(697,495)	1,161,076
Other comprehensive (loss)/income, tax	¥ 0		¥ 0	¥ 0